GENERAL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vote	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 22, 2021 vote
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Unrestricted cash balance	$ 56,762	$ 275,772	$ 44,707
Short-term investments	96,857	0
Net loss	(107,420)	(505,330)	$ (67,713)
Accumulated loss	$ (721,928)	$ (614,508)
Class B Ordinary Shares
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of votes | vote	10			10